Share Capital (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Schedule of shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2020	13,129,212	$1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695
Issuance of shares to ASDT	869,963	2,124,615
Issuance of shares from private placement	162,000	278,481
Issuance of shares upon conversion of note	1,645,745	6,559,000
Issuance of shares from IPO	4,000,000	14,654,593
Issuance of shares in Holigen acquisition (note 4)	1,900,000	16,131,000
Loss of control of Bophelo Bio	—	(156)
Fair value of RSU’s issued at $0.97 per share	1,124,569	1,090,832
Fair value of RSU’s issued at $0.83 per share	675,676	560,135
Fair value of RSU’s issued at $0.71 per share	608,108	431,757
Fair value of RSU’s issued at $0.26 per share	820,000	210,740
Fair value of RSU’s issued at $0.23 per share	600,000	138,000
Balance, December 31, 2022	34,637,379	$49,434,692

Cost:	Number of shares	Capital
Balance, December 31, 2019	13,129,212	$1,636
Balance, December 31, 2020	13,129,212	1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695

Summary of outstanding RSU's

Number of RSUs
Balance, December 31, 2021	—
Granted	7,804,046
Exercised	(3,828,353)
Balance, December 31, 2022	3,975,693